TETON Westwood Equity Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.7%
	Aerospace — 5.7%
5,665	L3Harris Technologies Inc.	$1,120,934
3,324	Northrop Grumman Corp.	1,143,356
3,298	The Boeing Co.	1,074,356

		3,338,646

	Banking — 10.2%
59,729	Bank of America Corp.	2,103,655
15,246	JPMorgan Chase & Co.	2,125,292
31,955	Wells Fargo & Co.	1,719,179

		5,948,126

	Business Services — 2.1%
8,902	Equifax Inc.	1,247,348

	Computer Software and Services — 8.9%
10,302	Activision Blizzard Inc.	612,145
876	Alphabet Inc., Cl. A†	1,173,306
2,995	Apple Inc.	879,482
2,514	CACI International Inc., Cl. A†	628,475
11,760	Microsoft Corp.	1,854,552

		5,147,960

	Consumer Products — 2.0%
16,998	Colgate-Palmolive Co.	1,170,142

	Diversified Industrial — 2.9%
9,675	Honeywell International Inc.	1,712,475

	Energy and Energy Services — 2.2%
15,590	EOG Resources Inc.	1,305,818

	Energy: Integrated — 7.7%
17,475	CMS Energy Corp.	1,098,129
8,450	DTE Energy Co.	1,097,402
4,854	NextEra Energy Inc.	1,175,445
11,807	WEC Energy Group Inc.	1,088,960

		4,459,936

	Energy: Oil — 5.1%
14,152	Chevron Corp.	1,705,458
18,935	ConocoPhillips	1,231,343

		2,936,801

	Entertainment — 2.9%
11,838	The Walt Disney Co.	1,712,130

	Financial Services — 9.7%
20,785	American International Group Inc.	1,066,894
8,941	Assurant Inc.	1,171,986
7,011	Chubb Ltd.	1,091,332
23,743	The Charles Schwab Corp.	1,129,217
19,545	U.S. Bancorp	1,158,823

		5,618,252

Shares		Market Value
	Food and Beverage — 6.1%
21,757	General Mills Inc.	$1,165,305
27,130	Hormel Foods Corp.	1,223,834
8,231	PepsiCo Inc.	1,124,931

		3,514,070

	Health Care — 12.6%
14,030	Abbott Laboratories	1,218,646
5,490	Becton, Dickinson and Co.	1,493,115
13,070	Johnson & Johnson	1,906,521
13,150	Medtronic plc	1,491,868
4,057	UnitedHealth Group Inc.	1,192,677

		7,302,827

	Real Estate — 5.0%
4,690	Crown Castle International Corp., REIT	666,684
5,352	Public Storage, REIT	1,139,762
30,122	STORE Capital Corp., REIT	1,121,743

		2,928,189

	Retail — 6.9%
7,320	Advance Auto Parts Inc.	1,172,371
24,084	CVS Health Corp.	1,789,200
4,767	The Home Depot Inc.	1,041,017

		4,002,588

	Semiconductors — 1.1%
23,415	Marvell Technology Group Ltd.	621,902

	Telecommunications — 5.4%
51,803	AT&T Inc.	2,024,461
6,807	Motorola Solutions Inc.	1,096,880

		3,121,341

	Transportation — 2.2%
6,910	Union Pacific Corp.	1,249,259

	TOTAL COMMON STOCKS	57,337,810

	SHORT TERM INVESTMENT — 1.3%
	Other Investment Companies — 1.3%
738,833	Dreyfus Treasury Securities Cash Management, 1.440%*	738,833

	TOTAL INVESTMENTS — 100.0% (Cost $45,358,593)	$58,076,643

*	1 day yield as of December 31, 2019.

†	Non-income producing security.

REIT	Real Estate Investment Trust

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